Investment Risks - Volumetric Fund	Apr. 28, 2026
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PRINCIPAL INVESTMENT RISKS

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below:

Equity Securities Risk [Member]
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•	Equity Securities Risk: The Fund is subject to the risk that stock prices will fall. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Growth Stock Risk [Member]
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•	Growth Stock Risk: “Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Large Cap Risk [Member]
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•	Large Cap Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies.

Management Risk [Member]
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•	Management Risk: The Fund is subject to the risk that the strategy used by the Adviser may fail to produce the intended results.

Market And Geopolitical Risk [Member]
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•	Market and Geopolitical Risk: The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, trade barriers, regulatory events and governmental or quasi-governmental actions. There is a risk that you may lose money by investing in the Fund.

Mid Cap Risk [Member]
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•	Mid-Cap Risk: The earnings and prospects of medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Money Market Risk [Member]
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•	Money Market Fund Risk: The risk that money market securities will decline in value, due to changes in interest rates. Although each underlying money market fund in which the Fund may invest seeks to maintain the value of the investments at $1.00 per share, there is no assurance that the underlying fund will be able to do so.

Sector Concentration Risk [Member]
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•	Sector Concentration Risk: The Fund may focus a portion of its investments in securities of a particular sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector. To the extent the Fund focuses its investments in specific sectors , it may be subject to the following risks:

o	Industrial Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

o	Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Underlying Fund Risk [Member]
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•	Underlying Fund Risk: Other investment companies in which the Fund invests (“Underlying Funds”), including ETFs, are subject to investment advisory and other expenses which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks.

Value Investing Risk [Member]
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•	Value Investing Risk: Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company's intrinsic value may never be fully realized by the market or that a company judged by the Advisor to be undervalued may actually be appropriately priced.